EQUITY - Schedule Of Authorized Share Capital (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Issued (repurchased)
Number of Common Shares Held by the Company	69,921,784	61,032,215	69,921,784	61,032,215	65,816,784	64,197,815	58,434,060	63,417,346
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,510,021,253	1,513,055,374	1,510,720,411	1,509,293,641
Issued (repurchased)
Repurchases (in shares)	(4,177,571)	(2,618,685)	(6,669,992)	(5,513,309)
Long-term share ownership plans (in shares)	842,404	1,034,483	2,598,054	7,622,148
Dividend reinvestment plan and others (in shares)	22,855	58,377	60,468	127,069
Ending balance (in shares)	1,506,708,941	1,511,529,549	1,506,708,941	1,511,529,549